PLEDGED ASSETS	12 Months Ended
Dec. 31, 2010
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 19: PLEDGED ASSETS

At December 31, 2009 and 2010, the Group pledged to central banks and other third parties for funding purposes, bonds, loans and other securities, of EUR 16,688.2 million and EUR 25,480.5 million, respectively.

The pledged amounts as at December 31, 2010 relate to:

  trading, available-for-sale, money market investments and held-to-maturity debt securities of EUR 9,893 million pledged for funding purposes with the ECB, the European Investment Bank (“EIB”) and other central banks, as well as, for the purposes of transactions through TARGET with the Bank of Greece and with the derivatives clearing house (ETESEP);
  bonds covered with mortgage loans amounting to EUR 8,905 million and notes backed with consumer loans and credit cards amounting to EUR 1,500 million;
  special Greek government bonds of EUR 787 million obtained from Public Debt Management Agency under the provisions of Law 3723/2008 (pillar III), collateralized with shipping and mortgage loans and loans to small businesses (see Note 18 ); and
  loans amounting to EUR 4,395 million.

Additionally, the Bank has pledged with the ECB for funding purposes Floating Rate notes of EUR 11,966 million, issued under the government-guaranteed borrowing facility provided by Law 3723/2008 (pillar II) and held by the Bank (see Note 18).